Accounting Policies Applied - Summary of Intangible Asset and/or Financial Asset from Service Concession Agreements (Detail) - Brazil [Member]	12 Months Ended
Dec. 31, 2017
Enel Distribución Río S.A. (ex – Ampla) (Distribution) [Member]
Disclosure Of Service Concession Arrangements [Line Items]
Year concession started	1996
Concession term	30 years
Period remaining to expiration	9 years
Enel Distribución Ceará S.A. (ex Coelce) (Distribution) [Member]
Disclosure Of Service Concession Arrangements [Line Items]
Year concession started	1997
Concession term	30 years
Period remaining to expiration	10 years
Celg Distribuicao SA [Member]
Disclosure Of Service Concession Arrangements [Line Items]
Year concession started	2015
Concession term	30 years
Period remaining to expiration	28 years
EGP Projetos I (Volta Grande) [Member]
Disclosure Of Service Concession Arrangements [Line Items]
Year concession started	2017
Concession term	30 years
Period remaining to expiration	30 years